Note 17 - Total Sales - Timing of Revenue Recognition (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues	€ 39,163	€ 35,686	€ 35,579
Transferred at Point in Time [Member]
Revenues	31,373	28,760	29,842
Transferred over Time [Member]
Revenues	€ 7,790	€ 6,927	€ 5,737